Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.33%
Aerospace & Defense–0.60%
Teledyne Technologies, Inc.(b)	59,400	$21,206,394
Application Software–7.87%
Adobe, Inc.(b)	48,600	22,296,222
C3.ai, Inc., Class A(b)(c)	60,868	8,497,173
DocuSign, Inc.(b)	106,200	24,732,918
Paylocity Holding Corp.(b)	105,300	19,739,538
RealPage, Inc.(b)	212,400	18,387,468
RingCentral, Inc., Class A(b)	166,950	62,258,994
salesforce.com, inc.(b)	211,230	47,645,039
Trade Desk, Inc. (The), Class A(b)	81,720	62,596,702
Unity Software, Inc.(b)(c)	79,200	11,865,744
		278,019,798
Asset Management & Custody Banks–2.30%
Apollo Global Management, Inc.	575,325	26,430,431
Ares Management Corp., Class A	297,000	13,412,520
KKR & Co., Inc., Class A	1,062,000	41,364,900
		81,207,851
Automotive Retail–0.40%
Vroom, Inc.(b)	387,900	14,286,357
Biotechnology–2.82%
Alnylam Pharmaceuticals, Inc.(b)	128,610	19,353,233
Argenx SE, ADR (Netherlands)(b)	45,900	13,449,618
BeiGene Ltd., ADR (China)(b)	73,800	23,616,000
C4 Therapeutics, Inc.(b)	63,000	2,275,560
Innovent Biologics, Inc. (China)(b)(d)	1,314,000	14,934,875
Ionis Pharmaceuticals, Inc.(b)	189,000	11,353,230
Kura Oncology, Inc.(b)	162,000	4,851,900
uniQure N.V. (Netherlands)(b)	270,900	9,592,569
		99,426,985
Cable & Satellite–0.31%
Altice USA, Inc., Class A(b)	305,100	10,852,407
Construction Machinery & Heavy Trucks–0.18%
Nikola Corp.(b)(c)	281,700	6,504,453
Consumer Electronics–1.54%
Sony Corp. (Japan)	567,900	54,344,949
Copper–1.00%
Freeport-McMoRan, Inc.(b)	1,309,500	35,238,645
Data Processing & Outsourced Services–6.46%
Mastercard, Inc., Class A	351,000	111,017,790
PayPal Holdings, Inc.(b)	404,100	94,684,671
Visa, Inc., Class A	54,180	10,470,285
WEX, Inc.(b)	64,080	12,085,488
		228,258,234
Diversified Support Services–0.31%
Cintas Corp.	34,020	10,822,442
Shares		Value
Environmental & Facilities Services–0.68%
Clean Harbors, Inc.(b)	128,700	$9,969,102
GFL Environmental, Inc. (Canada)	495,000	14,003,550
		23,972,652
Food Distributors–0.98%
Performance Food Group Co.(b)	741,600	34,766,208
Health Care Equipment–2.61%
Danaher Corp.	1,530	363,895
DexCom, Inc.(b)	27,450	10,289,633
Intuitive Surgical, Inc.(b)	33,750	25,232,850
Teleflex, Inc.	70,740	26,713,546
Zimmer Biomet Holdings, Inc.	193,500	29,735,145
		92,335,069
Health Care Services–0.59%
LHC Group, Inc.(b)	103,770	20,673,059
Health Care Supplies–0.77%
Align Technology, Inc.(b)	33,660	17,684,291
West Pharmaceutical Services, Inc.	31,950	9,568,705
		27,252,996
Health Care Technology–0.42%
GoodRx Holdings, Inc., Class A(b)(c)	303,210	14,135,650
Teladoc Health, Inc.(b)	2,700	712,341
		14,847,991
Home Improvement Retail–1.88%
Lowe’s Cos., Inc.	397,980	66,402,963
Hotels, Resorts & Cruise Lines–1.43%
Marriott Vacations Worldwide Corp.	193,500	23,754,060
Wyndham Destinations, Inc.	602,100	26,636,904
		50,390,964
Industrial Conglomerates–0.28%
Roper Technologies, Inc.	25,560	10,042,780
Industrial Gases–0.17%
Linde PLC (United Kingdom)	24,480	6,007,392
Industrial Machinery–0.35%
Chart Industries, Inc.(b)	103,500	12,431,385
Interactive Home Entertainment–8.55%
Activision Blizzard, Inc.	785,700	71,498,700
Electronic Arts, Inc.	285,930	40,945,176
Nintendo Co. Ltd. (Japan)	110,700	63,978,403
Sea Ltd., ADR (Taiwan)(b)	386,100	83,671,731
Take-Two Interactive Software, Inc.(b)	207,900	41,673,555
		301,767,565
Interactive Media & Services–9.53%
Alphabet, Inc., Class A(b)	414	756,527
Alphabet, Inc., Class C(b)	89,901	165,034,862
Facebook, Inc., Class A(b)	566,280	146,287,112
Kuaishou Technology (China)(b)(d)(e)	536,400	8,036,322

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Interactive Media & Services–(continued)
ZoomInfo Technologies, Inc., Class A(b)	341,100	$16,376,211
		336,491,034
Internet & Direct Marketing Retail–16.09%
Alibaba Group Holding Ltd., ADR (China)(b)	311,301	79,017,533
Amazon.com, Inc.(b)	109,620	351,463,644
Booking Holdings, Inc.(b)	17,460	33,948,002
DoorDash, Inc., Class A(b)(c)	36,203	6,996,954
HelloFresh SE (Germany)(b)	632,700	53,496,917
JD.com, Inc., ADR (China)(b)	489,600	43,422,624
		568,345,674
Internet Services & Infrastructure–0.07%
BigCommerce Holdings, Inc., Series 1(b)(c)	30,060	2,402,996
Life & Health Insurance–0.60%
Athene Holding Ltd., Class A(b)	515,880	21,094,333
Life Sciences Tools & Services–2.40%
10X Genomics, Inc., Class A(b)	210,600	36,044,190
Avantor, Inc.(b)	1,653,300	48,755,817
		84,800,007
Managed Health Care–0.98%
Humana, Inc.	54,540	20,894,819
UnitedHealth Group, Inc.	41,310	13,780,190
		34,675,009
Movies & Entertainment–1.30%
IMAX Corp.(b)	436,500	8,249,850
Netflix, Inc.(b)	43,650	23,238,824
Walt Disney Co. (The)	86,400	14,529,888
		46,018,562
Oil & Gas Exploration & Production–1.27%
Apache Corp.	2,365,200	33,775,056
Denbury, Inc.(b)	391,500	11,200,815
		44,975,871
Oil & Gas Refining & Marketing–0.27%
Renewable Energy Group, Inc.(b)	104,400	9,354,240
Packaged Foods & Meats–1.13%
Conagra Brands, Inc.	6,300	217,980
Nomad Foods Ltd. (United Kingdom)(b)	252,900	6,347,790
Tyson Foods, Inc., Class A	518,400	33,338,304
		39,904,074
Pharmaceuticals–0.87%
Reata Pharmaceuticals, Inc., Class A(b)	288,900	29,927,151
Zoetis, Inc.	4,500	694,125
		30,621,276
Railroads–0.64%
Kansas City Southern	110,880	22,472,050
Regional Banks–0.27%
SVB Financial Group(b)	21,600	9,456,048
Research & Consulting Services–0.82%
CoStar Group, Inc.(b)	32,220	28,988,656
Semiconductor Equipment–2.66%
Applied Materials, Inc.	747,000	72,219,960
Shares		Value
Semiconductor Equipment–(continued)
ASML Holding N.V., New York Shares (Netherlands)	40,860	$21,825,778
		94,045,738
Semiconductors–4.70%
NVIDIA Corp.	80,100	41,619,159
QUALCOMM, Inc.	521,280	81,465,638
Semtech Corp.(b)	603,900	42,846,705
		165,931,502
Specialized REITs–1.26%
EPR Properties	1,124,100	44,559,324
Specialty Chemicals–0.39%
Danimer Scientific, Inc.(b)(c)	324,000	13,770,000
Specialty Stores–0.39%
MYT Netherlands Parent B.V., ADR (Germany)(b)(c)	413,229	13,603,499
Systems Software–7.21%
Microsoft Corp.	638,280	148,055,429
Palo Alto Networks, Inc.(b)	179,561	62,981,021
ServiceNow, Inc.(b)	79,920	43,409,347
		254,445,797
Technology Hardware, Storage & Peripherals–2.71%
Apple, Inc.	726,300	95,842,548
Trading Companies & Distributors–0.93%
Fastenal Co.	249,300	11,365,587
United Rentals, Inc.(b)	89,010	21,630,320
		32,995,907
Trucking–1.34%
Lyft, Inc., Class A(b)	438,300	19,486,818
Ryder System, Inc.	298,800	18,701,891
Uber Technologies, Inc.(b)	176,400	8,984,052
		47,172,761
Total Common Stocks & Other Equity Interests (Cost $1,597,734,866)		3,543,026,445
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	60	60
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	69	69
Total Money Market Funds (Cost $129)		129
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.33% (Cost $1,597,734,995)		3,543,026,574
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.44%
Invesco Private Government Fund, 0.01%(f)(g)(h)	20,411,071	20,411,071
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(f)(g)(h)	30,604,366	$30,616,608
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,027,679)		51,027,679
TOTAL INVESTMENTS IN SECURITIES–101.77% (Cost $1,648,762,674)		3,594,054,253
OTHER ASSETS LESS LIABILITIES—(1.77)%		(62,558,778)
NET ASSETS–100.00%		$3,531,495,475
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $22,971,197, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,125,293	$21,048,008	$(23,173,241)	$-	$-	$60	$31
Invesco Liquid Assets Portfolio, Institutional Class	1,514,993	15,034,292	(16,549,242)	151	(194)	-	113
Invesco Treasury Portfolio, Institutional Class	2,428,906	24,054,867	(26,483,704)	-	-	69	26
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,102,257	101,574,905	(89,266,091)	-	-	20,411,071	955*
Invesco Private Prime Fund	12,153,385	125,153,619	(106,693,135)	-	2,739	30,616,608	8,241*
Total	$26,324,834	$286,865,691	$(262,165,413)	$151	$2,545	$51,027,808	$9,366

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,348,234,979	$186,755,144	$8,036,322	$3,543,026,445
Money Market Funds	129	51,027,679	—	51,027,808
Total Investments	$3,348,235,108	$237,782,823	$8,036,322	$3,594,054,253
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Summit Fund